INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in balances of valuation allowance on deferred tax assets
Beginning balance	$ 2,786,102	$ 2,709,432	$ 840,094
Additional allowance	1,752,370	1,329,725	2,137,043
Reversal of allowance	(901,798)	(1,274,097)	(345,883)
Exchange effect	64,702	21,042	78,178
Ending balance	3,701,376	2,786,102	2,709,432
PRC and Hong Kong entities
Net operating losses
Net operating losses	19,673,512	10,735,545
Valuation allowance	$ 3,546,889	$ 2,698,322